Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 202,859,864	$ 6,625,077	$ 201,834,635
Less: Cash and cash equivalents	(132,553,615)	(4,328,988)	(173,818,777)	$ (5,676,642)	$ (132,622,131)	$ (94,048,036)
Net debt	70,306,249		28,015,858
Total equity	343,716,968	$ 11,225,244	322,810,948		$ 264,375,047	$ 223,139,562
Total capital	$ 414,023,217		$ 350,826,806
Debt to capital ratios	16.98%	16.98%	7.99%	7.99%